Investment Strategy - Arimathea Catholic Core Bond ETF	Jun. 01, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Arimathea (the “Sub-Adviser”) actively manages the Fund and selects for the Fund investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related fixed-income securities (such as U.S. Government Sponsored Enterprises (“GSEs”)), including corporate issuers and U.S. Treasuries, government agency bonds, investment-grade corporate bonds, mortgage-backed securities (MBS) and asset-backed securities (ABS). Under normal circumstances, at least 80% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in Catholic aligned fixed-income securities, including international fixed-income securities, that meet the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam.

The fixed-income securities selected by the Sub-Adviser may include entities domiciled domestically or internationally (including in emerging markets), and may include common stocks, ordinary shares, depositary receipts representing interests in non-U.S. entities, and tracking stocks. The Fund will not concentrate its investments in any particular industry.

The Sub-Adviser seeks results similar to the performance of the Bloomberg U.S. Aggregate Bond Index (the “Benchmark Index”), selecting and holding only those bonds in the Benchmark Index that are Catholic aligned. The Sub-Adviser first screens the Benchmark Index using a proprietary selection methodology that is designed to identify those bond issuers that meet its determination of Catholic aligned based upon the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam, a faith-based framework for Catholic investors (“Catholic Faith-Based Guidelines”). This screen is designed to exclude bond issuers that are involved with abortion, contraception, embryonic stem cell research/human cloning, human rights violations, or that produce pornography, tobacco, armaments that are unguided or indiscriminate, gambling equipment or software, betting establishments, or other activities that conflict with the Catholic Faith-Based Guidelines.

Next, the Sub-Adviser employs an actively managed investment process regarding the subset of bonds in the Benchmark Index that meet the Catholic Faith-Based Guidelines in an attempt to match the performance of the Benchmark Index in terms of duration, sector allocation and other metrics. For example, the Fund’s duration positioning will be consistent with the Benchmark Index’s duration positioning. Such adjustments to the Fund’s portfolio ordinarily will be made at the times when the Benchmark Index is rebalanced.

The Fund does not impose independent maximum limits on the maturity or duration of its portfolio investments. However, the Fund’s portfolio will generally be constructed from securities consistent with the Benchmark Index universe, which generally includes securities with at least one year remaining to maturity, weighted average maturity, or remaining average life, as applicable. The Sub-Adviser expects to manage the Fund’s duration positioning so that it is generally consistent with the duration positioning of the Benchmark Index, subject to the application of the Fund’s Catholic Faith-Based Guidelines. The Fund does not have a geographic concentration limit; however, because the Benchmark Index is designed to measure the U.S. dollar-denominated, investment-grade, fixed-rate taxable bond market, the Fund’s portfolio is expected to be substantially U.S.-focused. The Fund may invest in securities of non-U.S. domiciled issuers, including emerging market issuers, to the extent such securities otherwise satisfy the Fund’s investment criteria as outlined by the Catholic Faith-Based Guidelines and are consistent with the Benchmark Index universe.

The Sub-Adviser conducts ongoing monitoring of securities held in the Fund’s portfolio to assess whether each such continue to meet the Fund’s requirements regarding the Catholic Faith-Based Guidelines. If the Sub-Adviser determines that a portfolio security no longer meets these requirements, the Sub-Adviser will evaluate the position and may seek to sell or otherwise exit the investment within a reasonable period of time, taking into consideration market conditions and the best interests of the Fund and its shareholders. The Sub-Adviser may sell fixed-income securities in the Fund’s portfolio any time it learns that the issuer issuing such securities has policies and practices are inconsistent with the Catholic Faith-Based Guidelines, which may be at a time when it would be disadvantageous to do so. The Fund may perform differently than other funds that do not invest within the Catholic Faith-Based Guidelines.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the value of the Fund’s assets, plus the amount of any borrowings for investment purposes, is invested in Catholic aligned fixed-income securities, including international fixed-income securities, that meet the Socially Responsible Investment Guidelines for the United States Conference of Catholic Bishops and Mensuram Bonam.